Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Billboard rentals	$ 1,014,492	$ 513,544	$ 3,163,534	$ 713,212
Premiums earned	492,542		155,783
Insurance commissions	333,168		507,477
Investment and other income	29,725		16,723	9,700
Total Revenues	1,869,927	513,544	3,843,517	722,912
Costs and Expenses:
Cost of billboard revenues (exclusive of depreciation and amortization)	491,085	190,735	1,140,663	229,507
Cost of insurance revenues	186,594		125,210
Employee costs	830,847	217,435	1,759,958	241,803
Professional fees	454,003	345,520	1,242,613	737,451
Depreciation	223,467	182,968	738,104	307,367
Amortization	373,226	134,492	899,037	150,436
General and administrative	410,600	208,924	788,462	153,715
Bad debt expense		27,405	28,682	9,511
Loss on assets retired			259,104
Total Costs and Expenses	2,969,822	1,307,479	6,981,833	1,829,790
Net Loss from Operations	(1,099,895)	(793,935)	(3,138,316)	(1,106,878)
Other Income (Expense):
Gain on sale of investment in unconsolidated affiliate				78,150
Equity in (loss) income of unconsolidated affiliates	(8,231)	(44,161)	(27,261)	3,813
Interest expense	(2,085)	(1,742)	(7,798)	(22,508)
Net Loss Before Income Tax	(1,110,211)	(839,838)	(3,173,375)	(1,047,423)
Income Tax (Provision) Benefit	0	0	0	0
Net Loss	$ (1,110,211)	$ (839,838)	$ (3,173,375)	$ (1,047,423)
Basic and Diluted Net Loss per Share	$ (0.16)	$ (0.19)	$ (0.53)	$ (0.71)
Basic and Diluted Weighted Average Shares Outstanding	6,897,375	4,455,799	6,043,571	1,481,310